SALE OF PARTICIPATION OF TERNIUM ARGENTINA S.A. IN TERNIUM MEXICO S.A. DE C.V. AND PROSID INVESTMENTS S.A. TO TERNIUM INTERNACIONAL ESPAÑA S.L. - Narrative (Details) - Ternium Argentina S.A.
$ in Millions
Dec. 21, 2021 USD ($) shares
Disclosure of analysis of single amount of discontinued operations [line items]
Dividend payment simultaneous with payment of shares | $	$ 900
Percentage of positive votes for the sale of participation in subsidiary company	95.00%
Ternium Mexico S.A. de C.V. | Ternium Internacional Espana S.L.
Disclosure of analysis of single amount of discontinued operations [line items]
Number of shares for the sale of participation in subsidiary company (shares) | shares	103,770,972
Percentage of ownership for the sale of participation in subsidiary company	28.73%
Offer value for the sale of participation in subsidiary company | $	$ 1,000
Prosid Investments S.A. | Ternium Internacional Espana S.L.
Disclosure of analysis of single amount of discontinued operations [line items]
Number of shares for the sale of participation in subsidiary company (shares) | shares	1,094,288,000
Percentage of ownership for the sale of participation in subsidiary company	99.90%